UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2006 to December 15, 2006

Commission File Number of issuing entity: 333-126790-14


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173331, 32-0173332, 32-0173333
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-B, Revolving Home Equity Loan Asset Backed Notes, Series 2006-B.

         The distribution report  is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on  December 15, 2006 is filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-B (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: December 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders


                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                December 15, 2006

                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Group Report   ................................................. 10
Delinquency Totals   ....................................................... 11
Bankruptcy Group Report   .................................................. 11
Foreclosure Group Report   ................................................. 11
REO Group Report   ......................................................... 11



IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          December 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL           BEGINNING                                                                              ENDING
             FACE               PRINCIPAL                                                      REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE              BALANCE         PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A          400,000,000.00    340,813,866.69     12,185,268.72    1,562,063.56   13,747,332.28   0.00        0.00    328,628,597.97
2A          750,000,000.00    580,284,910.96     18,101,205.47    2,654,803.47   20,756,008.94   0.00        0.00    562,183,705.49
AIO         770,137,099.80              0.00              0.00            0.00            0.00   0.00        0.00              0.00
C                     0.00              0.00              0.00       21,438.76       21,438.76   0.00        0.00              0.00
R1                    0.00              0.00              0.00            0.00            0.00   0.00        0.00              0.00
R2                  100.00              0.00              0.00            0.00            0.00   0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    1,920,137,199.80    921,098,777.65     30,286,474.19    4,238,305.79   34,524,779.98   0.00        0.00    890,812,303.46
-----------------------------------------------------------------------------------------------------------------------------------
AIO1        220,024,779.00              0.00              0.00            0.00            0.00   0.00        0.00              0.00
AIO2        550,112,320.80              0.00              0.00            0.00            0.00   0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                            BEGINNING                                                          ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL     INTEREST            TOTAL           PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685CX2        852.03466673      30.46317180     3.90515890     34.36833070      821.57149493          5.500000%
2A         126685CS5        773.71321461      24.13494063     3.53973796     27.67467859      749.57827399          5.490000%
AIO        126685CT1          0.00000000       0.00000000     0.00000000      0.00000000        0.00000000          0.000000%
R2         126685CW6          0.00000000       0.00000000     0.00000000      0.00000000        0.00000000          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      479.70466785      15.77307819     2.20729320     17.98037139      463.93158966
-----------------------------------------------------------------------------------------------------------------------------------
AIO1          N/A             0.00000000       0.00000000     0.00000000      0.00000000        0.00000000          0.000000%
AIO2          N/A             0.00000000       0.00000000     0.00000000      0.00000000        0.00000000          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          December 15, 2006

General Information:
Record Date                                                                                                              12/14/2006
LIBOR Determination Date                                                                                                 11/13/2006
Payment Date                                                                                                             12/15/2006
Determination Date                                                                                                       12/12/2006
Interest Period
Beginning                                                                                                                11/15/2006
Ending                                                                                                                   12/14/2006
Number of Days in Interest Period                                                                                                30
Collection Period
Beginning                                                                                                                11/01/2006
Ending                                                                                                                   11/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                    7,316,806.96
Principal payments on Mortgage Loans                                                                                  37,970,864.69
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                      787,733.51
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                            0.00
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                               64,660.54
Others                                                                                                                     4,667.40
Total Deposits                                                                                                        46,144,733.10

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                     0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 45,789,705.93
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                          355,027.17
Total Withdrawals                                                                                                     46,144,733.10

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Deposit from Collection Account                                                                                       45,789,705.93
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Cash Released from Additional Loan Account (First Payment Date)                                                                0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period
or Prefunding (First Payment Date Only)                                                                                        0.00
Total Deposits                                                                                                        45,789,705.93

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     45,789,705.93
Total Withdrawals                                                                                                     45,789,705.93

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
Amount deposited from amounts paid under the Policy                                                                            0.00
Amount transferred to Payment Account                                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00

Cash Released from Principal Reserve Fund                                                                                      0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                             45,789,705.93

Group 1
Investor Interest Collections                                                                                          2,535,437.94
Principal Collections                                                                                                 11,245,975.72
Subordinated Transferor Collections                                                                                            0.00
Credit Enhancement Draw Amount                                                                                                 0.00

Group 2
Investor Interest Collections                                                                                          4,420,476.01
Principal Collections                                                                                                 16,393,561.42
Subordinated Transferor Collections                                                                                            0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                                142,417.13
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               142,417.13

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       210,777.18
Amount paid to the Loan Insurance Policy Provider                                                                        210,777.18

Premium amount owing to the Insurer                                                                                       34,081.39
Premium amount paid to the Insurer                                                                                        34,081.39

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                                242,556.29
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               242,556.29

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       133,082.93
Amount paid to the Loan Insurance Policy Provider                                                                        133,082.93

Premium amount owing to the Insurer                                                                                       58,028.49
Premium amount paid to the Insurer                                                                                        58,028.49

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments

Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                           1,562,063.56
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                             1,562,063.56
Aggregate Investor Interest paid to Class 1-A Note                                                                     1,562,063.56
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                             0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                   0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                           2,654,803.47
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                             2,654,803.47
Aggregate Investor Interest paid to Class 2-A Note                                                                     2,654,803.47
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                             0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                   0.00

Principal Payments

Class 1-A
Investor Loss Amount owing to Class 1-A Note prior to distributions                                                      170,244.38
Investor Loss Amount paid to Class 1-A Note                                                                              170,244.38

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                      769,048.61
Accelerated Principal Payment Amount paid to Class 1-A Note                                                              769,048.61

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                         11,245,975.72
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                 11,245,975.72

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Class 2-A
Investor Loss Amount owing to Class 2-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 2-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                    1,707,644.05
Accelerated Principal Payment Amount paid to Class 2-A Note                                                            1,707,644.05

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                         16,393,561.42
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                 16,393,561.42

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections

Group 1
Required Amount for Class 1-A Note                                                                                             0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Group 2
Required Amount for Class 2-A Note                                                                                             0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Distributions to Issuer

Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          1,585,563.15
Required Transferor Subordinated Amount                                                                                2,600,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                        365,484.74
and Transferor Principal Collections
Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                  170,244.38
Investor Floating Allocation Percentage for Class 1-A Note                                                                   99.71%
Liquidation loss amounts for Mortgage Loans                                                                              170,737.54
Investor Loss Amount for Class 1-A Note                                                                                  170,244.38

Distributions to Issuer

Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          3,557,822.46
Required Transferor Subordinated Amount                                                                                4,875,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                        565,048.28
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                   99.68%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 2-A Note                                                                                        0.00

        Delinquency Group Report
        Group 1
        Category         Number      Principal Balance     Percentage
        1 Month           107           4,529,357.59         1.37%
        2 Month            37           2,021,666.75         0.61%
        3 Month            46           2,092,561.40         0.63%
        Total             190           8,643,585.74         2.62%

        Delinquency Group Report
        Group 2
        Category         Number      Principal Balance     Percentage
        1 Month           102          14,147,933.98         2.50%
        2 Month            41           4,817,218.74         0.85%
        3 Month            73          10,711,170.09         1.89%
        Total             216          29,676,322.81         5.25%

        Delinquency Totals
        Group Totals
        Category         Number      Principal Balance     Percentage
        1 Month           209          18,677,291.57         2.08%
        2 Month            78           6,838,885.49         0.76%
        3 Month           119          12,803,731.49         1.43%
        Total             406          38,319,908.55         4.28%

        Bankruptcy Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 4              128,344.76           0.04%
              2                 5              386,022.79           0.07%
        Total                   9              514,367.55           0.06%

        Foreclosure Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 5              333,156.06           0.10%
              2                 9              974,976.35           0.17%
        Total                  14            1,308,132.41           0.15%

        REO Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 0                    0.00           0.00%
              2                 0                    0.00           0.00%
        Total                   0                    0.00           0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                             0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                  787,733.51

BALANCE RECONCILIATION

Group 1
Beginning Loan Group Balance                                                                                         341,801,118.77
Ending Loan Group Balance                                                                                            330,384,405.51
Change in Loan Group Balance                                                                                          11,416,713.26
Principal Collections                                                                                                 14,806,740.37
Liquidation Loss Amount                                                                                                  170,737.54
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                       171,004.91
Additional Balances during Collection Period                                                                           3,560,764.65
Balance Check                                                                                                                 -0.00

Group 2
Beginning Loan Group Balance                                                                                         582,135,089.37
Ending Loan Group Balance                                                                                            565,741,527.95
Change in Loan Group Balance                                                                                          16,393,561.42
Principal Collections                                                                                                 24,005,612.85
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                         1,010.86
Additional Balances during Collection Period                                                                           7,612,051.43
Balance Check                                                                                                                 -0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                987,252.08
Allocated Transferor Interest (Ending)                                                                                 1,755,807.54

Interest payments on Mortgage Loans                                                                                    2,685,199.60
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         2,685,199.60
Servicing Fee                                                                                                            142,417.13
Investor Interest Collections                                                                                          2,535,437.94

Beginning Loan Group Balance                                                                                         341,801,118.77
Principal payments on Mortgage Loans                                                                                  14,806,740.37
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       14,806,740.37
Investor Principal Collections                                                                                        14,806,740.37
Additional Balances                                                                                                    3,560,764.65
Ending Principal Balances                                                                                            330,384,405.51
Total Collections                                                                                                     17,349,522.84
Scheduled Principal Payment                                                                                           11,245,975.72

Mortgage Loans Average Daily Balance                                                                                 340,491,885.43
Number of Mortgage Loans at beginning of Collection Period                                                                 9,073.00
Number of Mortgage Loans at end of Collection Period                                                                       8,768.00
Loan Group Balance at beginning of Collection Period                                                                 341,801,118.77
Loan Group Balance at end of Collection Period                                                                       330,384,405.51

Note Principal Balance of the Class 1-A Note                                                                         328,628,597.97
Original Note Principal Balance of the Class 1-A Note                                                                400,000,000.00
Class 1-A Factor                                                                                                               0.82

Weighted average remaining term of Mortgage Loans                                                                               287

Weighted Average Loan Rate                                                                                               10.243190%
Weighted Average Net Loan Rate                                                                                            8.639190%

Excess Interest                                                                                                            7,344.53

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                              1,850,178.41
Allocated Transferor Interest (Ending)                                                                                 3,557,822.46

Interest payments on Mortgage Loans                                                                                    4,677,126.53
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         4,677,126.53
Servicing Fee                                                                                                            242,556.29
Investor Interest Collections                                                                                          4,420,476.01

Beginning Loan Group Balance                                                                                         582,135,089.37
Principal payments on Mortgage Loans                                                                                  24,005,612.85
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       24,005,612.85
Investor Principal Collections                                                                                        24,005,612.85
Additional Balances                                                                                                    7,612,051.43
Ending Principal Balances                                                                                            565,741,527.95
Total Collections                                                                                                     28,440,183.09
Scheduled Principal Payment                                                                                           16,393,561.42

Mortgage Loans Average Daily Balance                                                                                 583,001,417.97
Number of Mortgage Loans at beginning of Collection Period                                                                 6,052.00
Number of Mortgage Loans at end of Collection Period                                                                       5,875.00
Loan Group Balance at beginning of Collection Period                                                                 582,135,089.37
Loan Group Balance at end of Collection Period                                                                       565,741,527.95

Note Principal Balance of the Class 2-A Note                                                                         562,183,705.49
Original Note Principal Balance of the Class 2-A Note                                                                750,000,000.00
Class 2-A Factor                                                                                                               0.75

Weighted average remaining term of Mortgage Loans                                                                               288

Weighted Average Loan Rate                                                                                               10.325743%
Weighted Average Net Loan Rate                                                                                            8.721743%

Excess Interest                                                                                                           14,094.23

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                             46,776.94
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         187,107.76
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                           88,444.98
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       317,302.92
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.03%

Loans with Credit Limit Modification - current                                                                         2,146,790.00
Loans with Credit Limit Modification - cumulative                                                                      8,769,275.88
Loans with Credit Limit Modification - % of Initial                                                                           0.76%

Loans with Gross Margin Modification - current                                                                                 0.00
Loans with Gross Margin Modification - cumulative                                                                        274,286.26
Loans with Gross Margin Modification - % of Initial                                                                           0.02%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                          1,103,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                       2,289,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.20%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          482,004.51
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                     1,271,878.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.11%

Loans with Credit Limit Modification - current                                                                           543,340.07
Loans with Credit Limit Modification - cumulative                                                                      3,236,044.07
Loans with Credit Limit Modification - % of Initial                                                                           0.28%

Loans with Gross Margin Modification - current                                                                           132,192.37
Loans with Gross Margin Modification - cumulative                                                                        382,313.88
Loans with Gross Margin Modification - % of Initial                                                                           0.03%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                             0.00
Rolling Three Month Delinquency Rate                                                                                           1.01

Loan Group 2
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                             0.00
Rolling Three Month Delinquency Rate                                                                                           2.53

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.